Trade and other receivables, net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables, net
Trade receivables, gross	$ 168,346	$ 171,670
Trade receivables, net ,Allowance for doubtful accounts	(22,276)	(22,276)	$ (22,128)
Trade receivables, net	146,070	149,394
Other receivables, gross	753,562	735,491
Allowance for expected credit losses	(4,106)	(8,621)	$ (9,717)
Other receivables	749,456	726,870
Total trade and other receivables	895,526	876,264
Classification by maturity:
Current portion	221,899	240,432
Non-current portion	673,627	635,832
Total trade and other receivables	895,526	876,264
Classification by nature:
Financial receivables	838,411	837,021
Non-financial receivables	57,115	39,243
Total trade and other receivables	895,526	876,264
Classification by measurement :
Trade receivables (not subject to provisional pricing)	16,503	15,417
Trade receivables (subject to provisional pricing)	129,567	133,977
Other accounts receivables	749,456	726,870
Total trade and other receivables	895,526	876,264
Domestic clients [Member]
Trade and other receivables, net
Trade receivables, gross	127,750	135,811
Foreign clients [Member]
Trade and other receivables, net
Trade receivables, gross	40,229	31,233
Related entities [Member]
Trade and other receivables, net
Trade receivables, gross	367	4,626
Other receivables, gross	2,842	2,298
Value added tax credit [Member]
Trade and other receivables, net
Other receivables, gross	52,589	35,228
Refund application of value added tax [Member]
Trade and other receivables, net
Other receivables, gross	3,330	2,488
Balance receivable [Member]
Trade and other receivables, net
Other receivables, gross	2,506	0
Tax deposits [Member]
Trade and other receivables, net
Other receivables, gross	8,296	12,711
Other receivables
Trade and other receivables, net
Other receivables, gross	248	401
Accounts receivables to third parties [Member]
Trade and other receivables, net
Other receivables, gross	30,175	28,361
Due from sale of assets [Member]
Trade and other receivables, net
Other receivables, gross	2,119	7,481
Advances to suppliers [Member]
Trade and other receivables, net
Other receivables, gross	14,392	10,921
Interest Receivable [Member]
Trade and other receivables, net
Other receivables, gross	2,305	2,608
Tax claims [Member]
Trade and other receivables, net
Other receivables, gross	631,478	601,056
Loan to Personel [Member]
Trade and other receivables, net
Other receivables, gross	629	460
Bank Accounts in Trust [Member]
Trade and other receivables, net
Other receivables, gross	1,092	359
Allowance for credit losses [member]
Trade and other receivables, net
Allowance for expected credit losses	(4,106)	(8,621)
Restricted Time Deposits [Member]
Trade and other receivables, net
Other receivables, gross	0	29,242
Public Works Tax Deduction [Member]
Trade and other receivables, net
Other receivables, gross	1,196	1,527
Loans To Third Parties [Member]
Trade and other receivables, net
Other receivables, gross	$ 365	$ 350